Condensed Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 11,699,552	$ 18,330,359
Accounts receivable, net	942,888	451,455
Inventories	403,595	262,813
Digital assets – rewards treasury	7,365,544	8,569,651
Prepaid expenses and other current assets	4,003,918	687,100
Total current assets	24,415,497	28,301,378
Digital assets – investment treasury	122,957,753	93,568,700
Capitalized software development costs, net	1,175,215	1,000,065
Deferred transaction costs		2,784,893
Total assets	148,548,465	125,655,036
Current liabilities:
Accounts payable	1,486,978	1,113,552
Accrued expenses and other current liabilities	1,898,812	71,858
December 2024 convertible note, net		11,752,905
Customer rewards liability	7,365,544	8,569,651
Deferred revenue	358,716	387,776
Total current liabilities	11,110,050	21,895,742
Deferred revenue, long-term	470,176	487,690
December 2024 convertible note, net	12,278,826
March 2025 convertible note – related party	52,813,643
Simple Agreements for Future Equity (“SAFEs”)		171,080,533
Total liabilities	76,672,695	193,463,965
Stockholders’ Deficit
Preferred stock value		1,020
Common stock value	4,625	584
Additional paid-in-capital	222,098,867	33,537,989
Accumulated deficit	(150,227,722)	(101,348,522)
Total stockholders’ equity (deficit)	71,875,770	(67,808,929)	$ (8,432,731)
Total liabilities and stockholders’ equity	$ 148,548,465	125,655,036
Previously Reported
Current assets:
Cash		906,043	29,844
Prepaid expenses		20,409	192,712
Prepaid income taxes			83,503
Total current assets		926,452	306,059
Investments held in Trust Account		51,289,643	165,653,149
Total assets		52,216,095	165,959,208
Current liabilities:
Accounts payable and accrued expenses		533,197	114,659
Excise tax payable		1,167,245	967,916
Income tax payable		49,005
Promissory note		550,000
Deferred advisory fee		1,155,000
Total current liabilities		9,292,665	3,394,026
Deferred advisory fee			1,155,000
Total liabilities		9,292,665	4,549,026
Commitments and contingencies (Note 13)
Class A common stock subject to possible redemption, $0.0001 par value; 4,645,816 and 15,630,150 issued and outstanding shares at a redemption value of $11.03 and $10.60 per share as of December 31, 2024 and 2023, respectively		51,246,348	165,721,882
Stockholders’ Deficit
Preferred stock value
Additional paid-in-capital		6,008,775	6,984,216
Accumulated deficit		(14,332,652)	(11,296,875)
Total stockholders’ equity (deficit)		(8,322,918)	(4,311,700)
Total liabilities and stockholders’ equity		52,216,095	165,959,208
Previously Reported | Related Party
Current liabilities:
Due to related party		646,451	286,451
Related party loans		5,191,767	2,025,000
Previously Reported | Class A Common Stock
Stockholders’ Deficit
Common stock value		959	959
Previously Reported | Class B Common Stock
Stockholders’ Deficit
Common stock value